ICON Risk-Managed Balanced Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (73.85%)

Basic Materials (3.70%)
Eastman Chemical Co	7,000	487,480
International Paper Co	11,900	418,999
Total Basic Materials		906,479

Communications (8.68%)
Juniper Networks Inc	30,700	701,802
Nexstar Media Group Inc	8,800	736,472
ViacomCBS Inc	29,800	694,936
Total Communications		2,133,210

Consumer, Cyclical (7.78%)
Best Buy Co Inc	7,400	645,798
Magna International Inc	11,300	503,189
Whirlpool Corp	5,900	764,227
Total Consumer, Cyclical		1,913,214

Consumer, Non-Cyclical (10.57%)
AbbVie Inc	4,561	447,799
Bristol-Myers Squibb Co	22,000	1,293,600
Rent-A-Center Inc	30,800	856,856
Total Consumer, Non-Cyclical		2,598,255

Energy (0.77%)
Marathon Petroleum Corp	5,146	192,357

Financial (14.25%)
Air Lease Corp	9,485	277,816
JPMorgan Chase & Co	6,353	597,563
KeyCorp	21,031	256,158
Lincoln National Corp	12,700	467,233
Mastercard Inc	2,029	599,975
Prudential Financial Inc	14,200	864,780
Signature Bank	4,102	438,586
Total Financial		3,502,111

Industrial (19.68%)
A O Smith Corp	13,507	636,450
Graphic Packaging Holding Co	25,667	359,081
Hubbell Inc	6,200	777,232
Northrop Grumman Corp	2,400	737,856
Packaging Corp of America	5,600	558,880
Raytheon Technologies Corp	12,171	749,977
Union Pacific Corp	6,029	1,019,323
Total Industrial		4,838,799

Technology (8.42%)
NetApp Inc	11,500	510,255
QUALCOMM Inc	9,300	848,253
Texas Instruments Inc	5,600	711,032
Total Technology		2,069,540

Total Common Stock (Cost $18,613,443)		18,153,965

Preferred Stock (0.61%)

Financial (0.61%)
Argo Group US Inc, 6.500% (Cost $137,308)	5,900	150,509

Mutual Funds (6.37%)

Financial (6.37%)
BlackRock New York Municipal Bond Trust	9,915	155,765
BlackRock New York Municipal Opportunities Fund	21,829	236,626
BrandywineGLOBAL Global Income Opportunities Fund Inc	4,832	55,761
Duff & Phelps Utility and Corporate Bond Trust Inc	46,372	433,579
Eaton Vance California Municipal Income Trust	8,260	108,867
Eaton Vance Floating-Rate Income Plus Fund	5,900	81,597
First Trust Aberdeen Global Opportunity Income Fund	23,882	236,909
Nuveen New York Municipal Value Fund 2	3,171	43,221
Pioneer Diversified High Income Trust	13,855	166,482
Western Asset Global High Income Fund Inc	5,000	46,250
Total Financial		1,565,057

Private Investment Funds (0.00%)
Moraine Waste Removal Escrow (Cost $0)	43,843	-

Total Mutual Funds (Cost $1,596,289)		1,565,057

Corporate Debt (18.19%)	Par Value

Basic Materials (1.26%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	200,000	196,000
Teck Resources Ltd, 6.125%, 10/1/2035	100,000	113,500
Total Basic Materials		309,500

Communications (1.40%)
AT&T Inc, 6.450%, 6/15/2034	100,000	129,853
CSC Holdings LLC, 10.875%, 10/15/2025 (144A)	200,000	215,000
Total Communications		344,853

Consumer, Cyclical (1.62%)
Foot Locker Inc, 8.500%, 1/15/2022	150,000	156,000
Reliance Intermediate Holdings LP, 6.500%, 4/1/2023 (144A)	101,000	101,505
Silversea Cruise Finance Ltd, 7.250%, 2/1/2025 (144A)	150,000	141,375
Total Consumer, Cyclical		398,880

Consumer, Non-Cyclical (2.39%)
Bausch Health Cos Inc, 7.000%, 3/15/2024 (144A)	100,000	103,750
Central Garden & Pet Co, 6.125%, 11/15/2023	260,000	265,200
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	219,609
Total Consumer, Non-Cyclical		588,559

Energy (3.39%)
Aker BP ASA, 5.875%, 3/31/2025 (144A)	100,000	101,635
MPLX LP, 6.250%, 10/15/2022	314,000	317,615
MPLX LP, 6.375%, 5/1/2024	400,000	413,009
Total Energy		832,259

Financial (6.13%)
Avation Capital SA, 6.500%, 5/15/2021 (144A)	150,000	111,000
Equinix Inc, 5.875%, 1/15/2026	200,000	210,480
Global Atlantic Fin Co, 8.625%, 4/15/2021 (144A)	100,000	104,642
JPMorgan Chase & Co, 3M US LIBOR + 3.438%(a),(b)	170,000	154,751
MPT Operating Partnership LP / MPT Finance Corp, 6.375%, 3/1/2024	234,000	241,020
Principal Financial Group Inc, 3.436%, 5/15/2055	250,000	224,050
Prudential Financial Inc, 3M US LIBOR + 5.575%, 9/15/2042(a)	250,000	266,100
The Prudential Insurance Co of America, 3M US LIBOR + 8.000%, 7/1/2025 (144A)(a)	150,000	194,640
Total Financial		1,506,683

Industrial (2.00%)
Standard Industries Inc/NJ, 5.375%, 11/15/2024	100,000	102,750
Tervita Corp, 7.625%, 12/1/2021 (144A)	150,000	117,750
TransDigm Inc, 6.500%, 7/15/2024	100,000	95,479
USG Corp, 5.500%, 3/1/2025 (144A)	175,000	175,875
Total Industrial		491,854

Total Corporate Debt (Cost $4,582,459)		4,472,588

Purchased Options - Puts (0.06%)	Contracts
S&P 500 Index Future (0.06%)
Notional amount $2,700,000, premiums paid $97,219, unrealized depreciation $(81,519), exercise price $2,700, expires 07/31/2020	10	15,700

Collateral for Securities on Loan (0.04%)	Shares
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 0.32% (Cost $9,985)	9,985	9,985

Total Investments (Cost $25,036,703) (99.08%)		24,357,819
Other Net Assets (0.92%)		226,131
Net Assets (100.00%)		24,583,950

*	Non-income producing security.

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(144A)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2020, these securities had a total aggregate market value of $1,563,172, which represented approximately 6.36% of net assets.